Segment and geographic information - Schedule of Revenue and Long-Lived Assets by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 4,678,259	$ 4,470,162	$ 4,331,878
Property and equipment, net	1,308,732	1,127,042
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,770,301	1,768,311	1,701,547
Property and equipment, net	456,726	370,419
Argentina
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	697,834	600,298	683,231
Property and equipment, net	123,091	117,206
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	481,170	447,388	394,528
Property and equipment, net	204,451	168,588
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,728,954	1,654,165	$ 1,552,572
Property and equipment, net	382,305	362,154
Chile
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 142,159	$ 108,675